Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/06

Check here if Amendment [x ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [x ] includes the cover page.

Institutional Investment Manager Filing this Report:

"Name:     RockView Management, LLC"
Address:  900 Third Avenue
"          New York, NY 10022"

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peyton F. Carter
Title: Chief Compliance Officer
Phone: 212-821-8705

"Signature, Place, and Date of Signing:"
"Peyton Carter               New York, NY                 08/19/08"
"[Signature]                      [City, State]              [Date]"

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ]    13F NOTICE. (Check here if no holdings reported are in this
"       report, and all holdings are reported by other reporting"
       manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
"[If there are no entries in this list, omit this section.]"

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 97
"Form 13F Information Table Value Total: $ 162,441 (thousands)"
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

"[If there are no entries in this list, state ""NONE"" and omit the" column headings and list entries.]

No.             Form 13F File Number            Name

None

FORM 13F INFORMATION TABLE

ITEM 1:	ITEM 2:	ITEM 3:	 ITEM 4: 	 ITEM 5: 	ITEM 6:	ITEM 7:	ITEM 8:
NAME OF	TITLE OF	CUSIP	 MARKET  	 AMOUNT OF 	INVESTMENT 	MGRS	VOTING
ISSUER	CLASS	NUMBER	 VALUE 	 SECURITY 	DISCRETION		AUTHORITY
			 (000) 	 (SHARES) 	(A)		(A)
AMR CORP (DEL) CMN		001765106	" 1,842 "	68100	SOLE		SOLE
ALBERTSON'S INC CMN		013104104	" 2,308 "	89916	SOLE		SOLE
ARDEN REALTY GROUP INC CMN		039793104	" 4,468 "	99000	SOLE		SOLE
UTS BERKSHIRE HATHAWAY INC$10M NOTE+1 WT TO BUY 0.116 CLA SH OR 3.348 B SH DUE05/15/07		084670504	" 1,038 "	100	SOLE		SOLE
BLOCKBUSTER INC PERP PFD CONV SER A 144A		093679306	 465 	500	SOLE		SOLE
BOMBARDIER INC-CL B SUB-VTG		097751200	 582 	200000	SOLE		SOLE
BURLINGTON RESOURCES INC CMN		122014103	" 4,309 "	46883	SOLE		SOLE
CARRAMERICA REALTY CORPORATION CMN		144418100	" 2,587 "	58000	SOLE		SOLE
"CENTRAL FREIGHT LINES, INC. CMN"		153491105	 776 	398164	SOLE		SOLE
CHIRON CORPORATION CMN		170040109	" 2,279 "	49750	SOLE		SOLE
COMCAST HOLDINGS CORPORATION2% EXCH SUBORDINATED DEBS (ZONES) DUE 10/15/2029 B/E		200300507	" 1,239 "	30000	SOLE		SOLE
B6 WTS CORE MARK HOLDING CO INC PENDING EXPIRATION		218681120	 109 	6224	SOLE		SOLE
DOBSON COMMUNICATIONS CORPCL A		256069105	 173 	21515	SOLE		SOLE
DOBSON COMMUNICATIONS CORPPFD CONV SER F ACCREDITED INVS& QIBS		256069402	 202 	1107	SOLE		SOLE
FAIRMONT HOTELS & RESORTS INC. CMN		305204109	" 3,353 "	75000	SOLE		SOLE
FEDERAL SERVICES ACQUISITIONCORP		313833105	" 1,337 "	233333	SOLE		SOLE
WTS FEDERAL SERVICESACQUISITION CORPORATION WARRANTS		313833113	 243 	333333	SOLE		SOLE
GENERAL MOTORS CORPORATION6.25% SERIES C CONVERTIBLESENIOR DEBENTURES		370442717	" 1,882 "	108500	SOLE		SOLE
GTECH HOLDINGS CORPORATION CMN		400518106	" 2,928 "	86000	SOLE		SOLE
GUIDANT CORPORATION CMN		401698105	" 3,232 "	41400	SOLE		SOLE
HIGH VOLTAGE ENGR CORPNEW		429810807	 312 	243000	SOLE		SOLE
ICONIX BRAND GROUP INC CMN		451055107	 129 	8883	SOLE		SOLE
IDENTIX INC CMN		451906101	" 1,920 "	241187	SOLE		SOLE
INDEPENDENCE COMMUNITY BANK CORP		453414104	" 2,834 "	68000	SOLE		SOLE
INTER TEL INC CMN		458372109	" 1,129 "	52645	SOLE		SOLE
J. JILL GROUP INC CMN		466189107	 837 	35000	SOLE		SOLE
JETBLUE AIRWAYS CORP		477143101	 601 	56025	SOLE		SOLE
"JONES APPAREL GROUP, INC. CMN"		480074103	" 1,061 "	30000	SOLE		SOLE
KNIGHT RIDDER INC CMN		499040103	" 1,922 "	30400	SOLE		SOLE
LAFARGE NORTH AMERICA INC CMN		505862102	" 1,873 "	22300	SOLE		SOLE
LONGVIEW FIBRE CO CMN		543213102	 517 	20000	SOLE		SOLE
LORAL SPACE AND COMMUNICATIONSINC		543881106	 823 	28722	SOLE		SOLE
M T R GAMING GROUP INC CMN		553769100	 547 	53177	SOLE		SOLE
MAXTOR CORP (NEW) CMN		577729205	" 3,113 "	325648	SOLE		SOLE
MOSSIMO INC CMN		619696107	 293 	53648	SOLE		SOLE
PAXSON COMMUNICATIONS CORPJR 14.25% PFD EXCHANGEABLE		704231505	" 1,801 "	207	SOLE		SOLE
POWERWAVE TECHNOLOGIES INC		739363109	 4 	325	SOLE		SOLE
RCN CORPORATION CMN		749361200	 648 	25000	SOLE		SOLE
RADIOSHACK CORP		750438103	 385 	20000	SOLE		SOLE
REMEC INC NEW		759543200	" 1,133 "	864963	SOLE		SOLE
SOVEREIGN CAP TR IV 4.375%CONTINGENT CONV TR PFD INC EQISECS PIERS DUE 03/01/2034		846048205	" 3,176 "	70000	SOLE		SOLE
STEWART & STEVENSON SVCS CMN		860342104	" 2,554 "	70000	SOLE		SOLE
STONE ARCADE ACQUISITION CORP UNIT = 1 COM + 2 WTS		861575207	 414 	60000	SOLE		SOLE
SYMANTEC CORPORATION		871503108	 2 	91	SOLE		SOLE
TIME WARNER INC. CMN		887317105	" 1,679 "	100000	SOLE		SOLE
TRANSWITCH CORP		894065101	 491 	189000	SOLE		SOLE
TRIARC COMPANIES INC CMN CLASS B		895927309	 871 	49800	SOLE		SOLE
TYCO INTERNATIONAL LTD. CMN		902124106	" 1,344 "	50000	SOLE		SOLE
USG CORP NEW		903293405	 475 	5000	SOLE		SOLE
"UNIVISION COMMUNICATIONS, INC. CLASS A"		914906102	" 2,585 "	75000	SOLE		SOLE
"IPAYMENT, INC. CMN"		46262E105	" 3,039 "	70911	SOLE		SOLE
ABGENIX INC CMN		00339B107	" 2,453 "	109000	SOLE		SOLE
ACQUICOR TECHNOLOGY INC-UNIT UNIT= 1 CMN STK& 2WTS		00489A206	" 1,312 "	200000	SOLE		SOLE
AIRTRAN AIRWAYS INC SER 1999-1 PASSTHRU CTF CL A10.41000000%10/01/18		00949BAA7	" 3,157 "	4000000	SOLE		SOLE
AIRTRAN HOLDINGS INC		00949P108	" 2,199 "	121400	SOLE		SOLE
AMEROSSIINTL GRP INC CMN		03076L106	 133 	3333332	SOLE		SOLE
BLACKOUT MEDIA CORP CMN		09250L101	 8 	19000000	SOLE		SOLE
CITIZENS COMMUNICATIONS CO		17453B101	 133 	10000	SOLE		SOLE
DELTA AIR LINES INC DEL CONV SR NOTE 2.87500000%02/18/24		247361YS1	 518 	2000000	SOLE		SOLE
EAGLE MATERIALS INC CMN CLASS B		26969P207	" 7,317 "	114710	SOLE		SOLE
FAIRFAX FINANCIAL HLDGS LTD 5% 07/15/2023 SER: B CONV JJ		303901AL6	" 8,066 "	9050000	SOLE		SOLE
GENCORP INC CONV SUB NOTE4.00000000%01/16/24		368682AJ9	" 1,393 "	1000000	SOLE		SOLE
PUTGENERAL MTRS JAN 010 LONG TERM OPTIONS EXP 01/20/07		3704479MB	 44 	400	SOLE		SOLE
PUTGENERAL MTRS JAN 020 LONG TERM OPTIONS EXP 01/20/07		3704479MD	 23 	50	SOLE		SOLE
PUTGENERAL MTRS JAN 025 LONG TERM OPTIONS EXP 01/20/07		3704479ME	 25 	35	SOLE		SOLE
PUTGENERAL MTRS JAN 030 LONG TERM OPTIONS EXP 01/20/07		3704479MF	 336 	320	SOLE		SOLE
INTEL CORPJR SUB CONV DEB 144A 2.95000000%12/15/35		458140AC4	" 4,288 "	5000000	SOLE		SOLE
INTERNET CAPITAL GROUP INCCOM NEW		46059C205	 188 	20000	SOLE		SOLE
INTERNET CAP GROUP INCCONV SENIOR NOTE 5.0000000 0% 04/08/09		46059CAB2	" 2,069 "	2000000	SOLE		SOLE
INTERSTATE BAKERIES CORP-DELNEW		46072H108	 400 	50000	SOLE		SOLE
JDS UNIPHASE CORP CONV SENIOR NOTE 0.00000000%11/15/10		46612JAB7	" 5,175 "	5000000	SOLE		SOLE
KEYSPAN CORPORATION CMN		49337W100	" 1,226 "	30000	SOLE		SOLE
LEAR CORP CONV SENIOR NOTE ZERO COUPON 0.00000000%02/20/22		521865AG0	" 5,750 "	12500000	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INCSR CONV NOTE 2.87500000%07/15/10		52729NBA7	" 2,905 "	3250000	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INCCONV SR NT 144A5.25000000%12/15/11		52729NBC3	" 3,812 "	2750000	SOLE		SOLE
"MATRIXONE, INC. CMN"		57685P304	 573 	80000	SOLE		SOLE
MERISTAR HOSPITALITY CORPORATION		58984Y103	" 2,855 "	275000	SOLE		SOLE
METLIFE INC COM EQUITY UNIT 6.375%		59156R702	 617 	23000	SOLE		SOLE
PUTLEAR CORPJAN 010 AMEXLONG TERM OPTIONS EXP 01/20/07		5L099W9MB	 187 	1435	SOLE		SOLE
MIRANT CORP NEW		60467R100	" 1,263 "	50514	SOLE		SOLE
NEXTEL PARTNERS INC CMN CLASS A		65333F107	" 5,381 "	190000	SOLE		SOLE
UTS NORTH AMERICAN INSURANCELEADERS INC UNIT 1 COM & 1 WT		65687M203	" 1,485 "	180000	SOLE		SOLE
ORACLE HEALTHCARE ACQUISITION CORP 1 UNT = 1 CMN + 1 WRNT		68402M201	" 1,348 "	148125	SOLE		SOLE
ORBIMAGE INC		68555Y101	 31 	2055	SOLE		SOLE
OWENS CORNING		69073F103	 63 	44000	SOLE		SOLE
PARMALAT S P A 144A SPONSORED GDR		70175R102	" 1,100 "	349530	SOLE		SOLE
TITAN INTERNATIONAL INC (NEW) CMN		88830M102	" 2,007 "	116300	SOLE		SOLE
TRANSWITCH CORP CONV NOTE5.45000000%09/30/07		894065AC5	" 5,452 "	5650000	SOLE		SOLE
A WTS TRUMP ENTERTAINMENT RESORTS INC		89816T111	 15 	4535	SOLE		SOLE
VALERO L P		91913W104	 64 	1268	SOLE		SOLE
VECTOR GROUP LTDCONV SUB NOTES 6.25000000%07/15/08		92240MAC2	" 6,817 "	6826000	SOLE		SOLE
VECTOR GROUP LTD 5.00000000 11/15/2011 CONV FMAN		92240MAE8	" 3,128 "	2500000	SOLE		SOLE
BRITISH ENERGY GROUP PLC		G1531P152	 399 	35338	SOLE		SOLE
GLOBAL CROSSING LTDNEW		G3921A175	 53 	2000	SOLE		SOLE
NORTHERN OFFSHORE LTD CMN		G6635W102	 429 	165000	SOLE		SOLE
TOMMY HILFIGER CORP CMN		G8915Z102	" 1,607 "	97600	SOLE		SOLE
KERZNER INTERNATIONAL LTD CMN		P6065Y107	 778 	10000	SOLE		SOLE
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